Pay vs Performance Disclosure	12 Months Ended
Jul. 27, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:

Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table for Other NEOs ($)(1)	Average Compensation Actually Paid to Other NEOs ($)(2)	Sandisk TSR ($)(3)	PHLX Semiconductor Sector Total Return Index ($)(4)	Net Income (in millions) ($)(5)	Revenue (in millions) ($)(6)
2025	22,919,536	40,783,700	4,802,826	8,503,714	94	108	(1,641)	7,355

Named Executive Officers, Footnote	The PEO was Mr. Goeckeler for fiscal year 2025. The Other NEOs were: Messrs. Visoso, Ilkbahar, and Shek. The dollar amounts reported are the amounts reported for the PEO, or the average of the amounts reported for the Other NEOs, in the “Total” column in our applicable Summary Compensation Table.
Peer Group Issuers, Footnote	The peer group used for this purpose is the PHLX Semiconductor Sector Total Return Index.
PEO Total Compensation Amount	$ 22,919,536
PEO Actually Paid Compensation Amount	$ 40,783,700
Adjustment To PEO Compensation, Footnote	The following table describes the adjustments, each of which is prescribed by the SEC rules, to calculate the “compensation actually paid” amounts from the Summary Compensation Table. The Summary Compensation Table amounts and the “compensation actually paid” amounts do not reflect the actual amount of compensation earned by or paid to our executives, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. As reflected in the table below, pursuant to the applicable rules, the amounts in the “Stock Awards” column in the applicable Summary Compensation Table are subtracted from the amounts in the “Total” column and the values reflected in the table below are added or subtracted, as applicable.

	Fiscal 2025

	PEO ($)	Other NEOs ($)

Summary Compensation Table Total ($)(a)	22,919,536	4,802,826
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(18,845,786)	(3,726,601)
(Minus): Change in Pension Value	—	—
Plus: Pension Service Cost and Associated Prior Service Cost	—	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	27,885,531	5,514,138
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	9,010,714	2,024,875
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(186,295)	(111,523)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
“Compensation Actually Paid” Amounts (as calculated)	40,783,700	8,503,714
(a)Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. The amounts shown with respect to our Other NEOs are the average amounts for such Other NEOs, as a group.

Non-PEO NEO Average Total Compensation Amount	$ 4,802,826
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,503,714
Adjustment to Non-PEO NEO Compensation Footnote	The following table describes the adjustments, each of which is prescribed by the SEC rules, to calculate the “compensation actually paid” amounts from the Summary Compensation Table. The Summary Compensation Table amounts and the “compensation actually paid” amounts do not reflect the actual amount of compensation earned by or paid to our executives, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. As reflected in the table below, pursuant to the applicable rules, the amounts in the “Stock Awards” column in the applicable Summary Compensation Table are subtracted from the amounts in the “Total” column and the values reflected in the table below are added or subtracted, as applicable.

	Fiscal 2025

	PEO ($)	Other NEOs ($)

Summary Compensation Table Total ($)(a)	22,919,536	4,802,826
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(18,845,786)	(3,726,601)
(Minus): Change in Pension Value	—	—
Plus: Pension Service Cost and Associated Prior Service Cost	—	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	27,885,531	5,514,138
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	9,010,714	2,024,875
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(186,295)	(111,523)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
“Compensation Actually Paid” Amounts (as calculated)	40,783,700	8,503,714
(a)Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. The amounts shown with respect to our Other NEOs are the average amounts for such Other NEOs, as a group.

Total Shareholder Return Amount	$ 94
Peer Group Total Shareholder Return Amount	108
Net Income (Loss)	$ (1,641,000,000)
Company Selected Measure Amount	7,355,000,000
PEO Name	Mr. Goeckeler
Additional 402(v) Disclosure	TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between our share price at the end of each fiscal year shown and the beginning of the measurement period by (b) our share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable fiscal year. The net income amounts for fiscal years 2022 and 2023 have been updated to reflect the revised amounts, as a result of the restatement of previously reported financial information to certain errors we identified during fiscal 2024 as described in the section entitled “Compensation Recovery Determination” above.The dollar amounts reported represent the amount of revenue reflected in our audited financial statements for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,845,786)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,885,531
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,010,714
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(186,295)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,726,601)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,514,138
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,024,875
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,523)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0